EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated June 28, 2018, for Class A, Class C, and Institutional Class of Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund), a series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on June 28, 2018 (Accession No. 0000898432-18-000754).